Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Class A Ordinary Shares USD ($)	Dec. 31, 2013 Class A Ordinary Shares CNY	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2013 Class B Ordinary Shares USD ($)	Dec. 31, 2013 Class B Ordinary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 240,986	1,458,856	432,254
Restricted cash	31,885	193,020	191,766
Accounts receivable (net of allowance for doubtful accounts of RMB341 and RMB547 (US$90) as of December 31, 2012 and 2013, respectively)	100,833	610,413	293,369
Short-term investments	182,009	1,101,826	222,701
Prepaid expenses and other current assets	25,584	154,875	95,756
Deferred tax assets	2,943	17,816	8,585
Amounts due from related parties	11,150	67,498	18,726
Total current assets	595,390	3,604,304	1,263,157
Non-current assets:
Property and equipment, net	231,623	1,402,177	822,707
Intangible assets, net	55,650	336,889	303,909
Goodwill	67,810	410,500	296,688
Restricted cash	36,185	219,056	221,628
Deferred tax assets	2,337	14,149	11,231
Long-term investments	17,630	106,727	57,599
Other non-current assets	6,238	37,760	0
Total non-current assets	417,473	2,527,258	1,713,762
Total assets	1,012,863	6,131,562	2,976,919
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidate VIEs without recourse to the primary beneficiaries of RMB176,961 and RMB173,726 (US$28,697) as of December 31, 2012 and 2013, respectively)	28,697	173,726	176,961
Accounts payable (including accounts payable the Consolidated VIEs without recourse to the primary beneficiaries of RMB108,860 and RMB186,381 (US$30,788) as of December 31, 201 and 2013, respectively)	31,091	188,217	109,571
Accrued expenses and other payables (includin accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of RMB124,886 and RMB195,817 (US$32,347) as of December 31, 201 and 2013, respectively)	48,304	292,421	167,498
Advances from customers (including advances from customers of the Consolidated VIEs witho recourse to the primary beneficiaries of RMB22,976 and RMB33,104 (US$5,468) as of December 31, 2012 and 2013, respectively)	5,468	33,104	22,976
Income taxes payable (including income taxes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB23,503 and RMB11,427 (US$1,888) as of December 31, 2012 and 2013, respectively)	1,896	11,476	23,506
Amounts due to related parties-current (including amounts due to related parties-current of the Consolidated VIEs without recourse to the primary beneficiaries of RMB54,870 and RMB47,754 (US$7,888) as of December 31, 2012 and 2013, respectively)	24,398	147,699	105,037
Current portion of long term bank borrowings (including current portion of long term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2012 and 2013, respectively)	32,542	197,000	167,879
Current portion of capital lease obligations (including current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB36,719 and RMB14,600 (US$2,412) as of December 31, 2012 and 2013, respectively)	2,412	14,600	36,719
Current portion of deferred tax liabilities ( including current portion of deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of nil and RMB3,115 (US$515) as of December 31,2012 and 2013, respectively)	515	3,115	0
Total current liabilities	175,323	1,061,358	810,147
Non-current liabilities:
Amounts due to related parties-non-current (including amounts due to related parties - non-current of the Consolidated VIEs without recourse to the primary beneficiaries of RMB43,992 and nil as of December 31, 2012 and 2013, respectively)	12,938	78,321	86,316
Long-term bank and other borrowings (including long-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of nil and RMB900,000 (US$148,669) as of December 31, 2012 and 2013, respectively)	159,529	965,740	63,000
Bonds payable (including bonds payable of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2012 and 2013, respectively)	164,941	998,505	0
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB52,352 and RMB337,122 (US$55,689) as of December 31, 2012 and 2013, respectively)	55,691	337,139	52,352
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of RMB12,340 and RMB18,559 (US$3,066) as of December 31, 2012 and 2013, respectively)	3,066	18,559	12,340
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB41,712 and RMB74,417 (US$12,293) as of December 31, 2012 and 2013, respectively)	12,983	78,593	44,666
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB18,793 and RMB18,046 (US$2,981) as of December 31, 2012 and 2013, respectively)	2,981	18,046	18,793
Mandatorily redeemable noncontrolling interests (including mandatorily redeemable noncontrolling interests of the Consolidated VIEs without recourse to the primary beneficiaries of nil and RMB100,000 (US$16,519) as of December 31, 2012 and 2013, respectively)	16,519	100,000	0
Total non-current liabilities	428,648	2,594,903	277,467
Total liabilities	603,971	3,656,261	1,087,614
Commitments and contingencies
Shareholders' equity:
Ordinary shares				3	22	19	1	4	4
Additional paid-in capital	651,629	3,944,764	3,294,855
Accumulated other comprehensive loss	(13,643)	(82,589)	(57,367)
Statutory reserves	5,811	35,178	25,871
Accumulated deficit	(236,120)	(1,429,410)	(1,371,877)
Treasury stock	(1,473)	(8,917)	(20,702)
Total 21Vianet Group, Inc. shareholders' equity	406,208	2,459,052	1,870,803
Noncontrolling interest	2,684	16,249	18,502
Total shareholders' equity	408,892	2,475,301	1,889,305
Total liabilities and shareholders' equity	$ 1,012,863	6,131,562	2,976,919